PRIMECAP Odyssey Stock Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Communication Services - 3.6%
Alphabet, Inc. - Class A	191,908	$36,827,145
Alphabet, Inc. - Class C	143,142	27,606,366
Comcast Corp. - Class A	137,300	4,562,479
Meta Platforms, Inc. - Class A	35,700	27,611,808
Nintendo Co. Ltd. - JPY	279,700	23,537,089
Walt Disney Co. (The)	278,300	33,148,313
		153,293,200

Consumer Discretionary - 8.2%
Burlington Stores, Inc. (a)	14,800	4,039,808
Capri Holdings Ltd. (a)	366,060	6,658,631
CarMax, Inc. (a)	423,100	23,951,691
Carnival Corp. (a)	876,000	26,078,520
eBay, Inc.	125,450	11,510,038
Mattel, Inc. (a)	2,092,040	35,585,600
Murphy USA, Inc.	7,264	2,633,055
Newell Brands, Inc.	1,625,000	9,116,250
NIKE, Inc. - Class B	102,900	7,685,601
Ross Stores, Inc.	554,610	75,726,449
Royal Caribbean Cruises Ltd.	65,850	20,931,740
Sony Group Corp. - ADR	3,136,595	76,281,990
TJX Cos., Inc. (The)	111,200	13,847,736
Whirlpool Corp.	392,379	32,583,152
		346,630,261

Consumer Staples - 2.7%
Altria Group, Inc.	36,400	2,254,616
BJ's Wholesale Club Holdings, Inc. (a)	205,900	21,804,810
Dollar Tree, Inc. (a)	359,600	40,832,580
Philip Morris International, Inc.	61,100	10,023,455
Sysco Corp.	247,246	19,680,782
Tyson Foods, Inc. - Class A	112,000	5,857,600
US Foods Holding Corp. (a)	187,600	15,632,708
Walmart, Inc.	3,500	342,930
		116,429,481

Energy - 2.7%
Cameco Corp.	141,200	10,580,116
Chevron Corp.	342,940	52,003,422
ConocoPhillips	286,900	27,353,046
EOG Resources, Inc.	115,400	13,850,308
Expand Energy Corp.	60,000	6,286,800
TechnipFMC PLC	122,000	4,437,140
Transocean Ltd. (a)	205,000	598,600
		115,109,432

Financials - 12.3%
Bank of America Corp.	442,500	20,916,975
Bank of New York Mellon Corp. (The)	149,000	15,116,050
Capital One Financial Corp.	41,510	8,924,650
Charles Schwab Corp. (The)	394,100	38,515,393
Citigroup, Inc.	413,500	38,744,950
CME Group, Inc. - Class A	182,600	50,813,928
Comerica, Inc.	703,000	47,501,710
Evercore, Inc. - Class A	18,020	5,426,543
Fidelity National Information Services, Inc.	52,221	4,146,870
JPMorgan Chase & Co.	146,979	43,541,059
Northern Trust Corp.	492,400	64,012,000
PayPal Holdings, Inc. (a)	306,200	21,054,312
Progressive Corp. (The)	40,650	9,838,926
Raymond James Financial, Inc.	370,180	61,868,183
Visa, Inc. - Class A	118,500	40,938,195
Wells Fargo & Co.	570,198	45,975,065
WEX, Inc. (a)	15,100	2,562,168
		519,896,977

Health Care - 21.5%
Abbott Laboratories	48,750	6,151,762
Agilent Technologies, Inc.	140,070	16,081,437
Alcon, Inc.	46,050	4,031,677
Amgen, Inc.	274,470	80,996,097
AstraZeneca PLC - ADR	2,402,080	175,568,027
Biogen, Inc. (a)	560,924	71,798,272
Boston Scientific Corp. (a)	366,230	38,424,852
Bristol-Myers Squibb Co.	1,167,450	50,562,259
CVS Health Corp.	127,150	7,896,015
Danaher Corp.	14,000	2,760,240
Elanco Animal Health, Inc. (a)	3,412,271	46,679,867
Eli Lilly & Co.	316,723	234,397,191
GRAIL, Inc. (a)	7,834	268,001
GSK PLC - ADR	1,303,650	48,430,598
Illumina, Inc. (a)	51,500	5,289,565
LivaNova PLC (a)	161,310	6,805,669
Merck & Co., Inc.	37,600	2,937,312
Novartis AG - ADR	237,380	26,999,601
Revvity, Inc.	102,200	8,983,380
Sanofi SA - ADR	66,540	3,036,886
Siemens Healthineers AG - EUR	90,710	4,896,417
Stryker Corp.	12,500	4,909,125
Thermo Fisher Scientific, Inc.	78,600	36,759,648
UnitedHealth Group, Inc.	13,941	3,479,116
Waters Corp. (a)	3,880	1,120,389
Zimmer Biomet Holdings, Inc.	239,250	21,927,262
		911,190,665

Industrials - 21.7%
AECOM	1,245,110	140,373,701
Airbus SE - EUR	152,704	30,677,773
Alaska Air Group, Inc. (a)	53,550	2,836,008
Amentum Holdings, Inc. (a)	1,793,555	44,785,068
American Airlines Group, Inc. (a)	2,190,550	25,169,420
AMETEK, Inc.	23,262	4,299,981
Booz Allen Hamilton Holding Corp.	30,572	3,281,293
Carrier Global Corp.	128,982	8,850,745
Caterpillar, Inc.	20,520	8,988,170
Curtiss-Wright Corp.	136,600	66,964,052
Delta Air Lines, Inc.	672,850	35,802,349
FedEx Corp.	366,725	81,959,370
General Dynamics Corp.	15,160	4,724,008
GXO Logistics, Inc. (a)	66,700	3,315,657
Honeywell International, Inc.	8,700	1,934,445
Jacobs Solutions, Inc.	267,540	37,955,900
Kirby Corp. (a)	199,053	18,971,741
Knight-Swift Transportation Holdings, Inc.	176,531	7,502,568
Moog, Inc. - Class A	134,100	25,959,078
Nextracker, Inc. - Class A (a)	639,488	37,256,571
Norfolk Southern Corp.	70,400	19,571,200
Otis Worldwide Corp.	63,441	5,436,259
Parsons Corp. (a)	94,566	7,016,797
Rockwell Automation, Inc.	13,520	4,755,119
RTX Corp.	6,662	1,049,731
RXO, Inc. (a)	89,100	1,376,595
Saia, Inc. (a)	8,700	2,629,488
Siemens AG - EUR	482,536	123,845,785
Southwest Airlines Co.	1,935,230	59,856,664
United Airlines Holdings, Inc. (a)	808,570	71,404,817
United Parcel Service, Inc. - Class B	159,400	13,733,904
XPO, Inc. (a)	142,084	17,091,284
		919,375,541

Information Technology - 23.0%
Adobe, Inc. (a)	69,050	24,698,494
Analog Devices, Inc.	147,130	33,049,812
Applied Materials, Inc.	224,232	40,375,214
Ciena Corp. (a)	20,000	1,856,800
Corning, Inc.	113,798	7,196,586
Flex Ltd. (a)	2,352,226	117,305,511
Hewlett Packard Enterprise Co.	1,990,650	41,186,548
HP, Inc.	852,230	21,135,304
Infineon Technologies AG - EUR	431,400	17,051,296
Intel Corp.	4,165,940	82,485,612
Jabil, Inc.	68,200	15,220,194
Keysight Technologies, Inc. (a)	48,450	7,941,439
KLA Corp.	147,528	129,681,538
L.M. Ericsson Telephone Co. - ADR	2,194,030	15,840,897
Microsoft Corp.	288,600	153,968,100
NetApp, Inc.	387,880	40,389,944
NVIDIA Corp.	98,970	17,603,794
Oracle Corp.	402,080	102,035,842
QUALCOMM, Inc.	120,647	17,706,154
Seagate Technology Holdings PLC	195,273	30,659,814
Teradyne, Inc.	104,673	11,245,020
Texas Instruments, Inc.	249,970	45,259,568
		973,893,481

Materials - 2.0%
Albemarle Corp.	241,770	16,404,094
Corteva, Inc.	92,610	6,679,959
Dow, Inc.	279,614	6,512,210
DuPont de Nemours, Inc.	119,280	8,576,232
FMC Corp.	191,692	7,483,656
Freeport-McMoRan, Inc.	270,000	10,864,800
Glencore PLC - GBP	4,252,698	17,115,818
Linde PLC	13,000	5,983,380
Tronox Holdings PLC	1,098,343	3,503,714
		83,123,863

Real Estate - 0.0%
American Homes 4 Rent - Class A	10,000	346,900

Utilities - 0.0%
PG&E Corp.	100	1,402
TOTAL COMMON STOCKS (Cost $1,930,389,679)		4,139,291,203

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
Dreyfus Treasury Securities Cash Management - Institutional Shares - 4.13% (b)	89,311,955	89,311,955
TOTAL SHORT-TERM INVESTMENTS (Cost $89,311,955)		89,311,955

TOTAL INVESTMENTS - 99.8% (Cost $2,019,701,634)		4,228,603,158
Other Assets in Excess of Liabilities - 0.2%		7,945,952
TOTAL NET ASSETS - 100.0%		$4,236,549,110
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

ADR - American Depositary Receipt
EUR - Euros
GBP - British Pound Sterling
JPY - Japanese Yen

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines the level in which the investment is categorized.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2025. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Stock Fund	Common Stocks(1)	$4,139,291,203	$-	$-	$4,139,291,203
	Short-Term Investments	89,311,955	-	-	89,311,955
	Total Investments	$4,228,603,158	$-	$-	$4,228,603,158

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.